Notes Payable	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Notes Payable

Note 9 – Notes Payable

Set forth below is a summary of the Company’s outstanding debt as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
	(Unaudited)
Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 which was paid on June 15, 2018. The note matured and has been paid in full.	$-	$13,093

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	47,697	54,763

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt is payable in 60 monthly installments of $2,129, including principal and interest at 5%. The debt matures on June 1, 2024.	26,882	36,840

	74,579	104,696
Less: current portion:	(39,435)	(51,657)
	$35,144	$53,039

Principal maturities of the Company’s notes payable are as follows:

Years Ending December 31,	Amount

2023 (six months)	$21,540
2024	27,631
2025	15,813
2026	9,595
Total	$74,579

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

Note 10 – Notes Payable

Set forth below is a summary of the Company’s outstanding debt as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 which was paid on June 15, 2018. The note matures on May 15, 2023, and is secured by the personal guarantees of certain Company executives.	$13,093	$43,413

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	54,763	68,378

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt is payable in 60 monthly installments of $2,129, including principal and interest at 5%. The debt matures on June 1, 2024.	36,840	59,913

Note payable to a financial institution in the amount of $140,000, dated September 25, 2019. The note requires 36 consecutive monthly installments of $4,225 including principal and interest at 5.39%. The note matures on September 19, 2022 and is secured by a personal guarantee of the Vice President of Business Development of the Company.	-	37,179

Note payable in the amount of $2,690,000, dated October 29, 2020. The note is payable on or before April 29, 2022. The interest on the note accrues at a rate of 7% per annum and is payable on the maturity date or otherwise in accordance with the note.	-	150,301

	104,696	359,184
Less: current portion:	(51,657)	(254,487)
	$53,039	$104,697

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Principal maturities of notes payable are as follows:

Years Ending December 31,	Amount

2023	$51,657
2024	27,631
2025	15,813
2026	9,595
Total	$104,696

Theralink Technologies Inc [Member]
Notes Payable

NOTE 6 – DEBT

On June 30, 2023 and September 30, 2022, convertible notes payable (third parties and related parties) consisted of the following:

	June 30, 2023	September 30, 2022
Principal amount	$8,986,605	$2,475,000
Less: debt discount	(3,799,271)	(2,028,719)
Convertible notes payable, net	5,187,334	446,281
Less: current portion of convertible notes payable - related parties	(5,187,334)	-
Convertible notes payable, net – long-term	$-	$446,281

Principal amount – related parties	$9,130,292	$4,150,000
Less: debt discount – related parties	(3,820,629)	(1,844,186)
Convertible notes payable - related parties, net	5,309,663	2,305,814
Less: current portion of convertible notes payable - related parties	(5,309,663)	(1,000,000)
Convertible notes payable - related parties, net – long-term	$-	$1,305,814

Total convertible notes payable, net	$10,496,997	$2,752,095

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Convertible Debt – Related Parties

On May 12, 2021, the Company entered into a Securities Purchase Agreement (“May 2021 SPA”) with a related party, who is an affiliate stockholder (“May 2021 Investor”) to purchase a convertible note (“May 2021 Note”) and accompanying 63,897,764 warrants (“May 2021 Warrants”) for an aggregate investment amount of $1,000,000 (see Note 8). The May 2021 Note had a principal value of $1,000,000, bore an interest rate of 8% per annum and was to mature on May 12, 2026. The Company received the proceeds in three tranches with the first tranche of $333,334 received in May 2021, the second tranche of $333,333 received in June 2021 and the third tranche of $333,333 received in July 2021. The May 2021 Note was convertible at any time into shares of the Company’s common stock at a conversion price equal to $0.00313 per share for any amount of principal and accrued interest remaining outstanding (subject to adjustment). The May 2021 Note and May 2021 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the May 2021 Note and May 2021 Warrants. As of September 30, 2022, the May 2021 Note had an outstanding principal balance of $1,000,000 and accrued interest of $20,164 and is included in the accompanying balance sheet at $267,521 as a long-term convertible note payable – related party, net of discount in the amount of $732,479 (see Note 8). The May 2021 Warrants had an exercise price of $0.00313 per share (subject to adjustment) until May 12, 2026 and was exercisable for cash at any time. The May 2021 Warrants were valued at $984,200 using the relative fair value method which was recorded as a debt discount which was being amortized over the life of the May 2021 Note. In addition, the May 2021 Note had a beneficial conversion feature (“BCF”) in the amount of $15,800 which was recorded as a debt discount which was being amortized over the life of the May 2021 Note. The debt discount totaled $1,000,000 which was being amortized over the life of the May 2021 Notes. On November 29, 2022, the May 2021 Note was exchanged for a new convertible debenture (see below).

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“First November 2021 SPA”) with a related party, who is an affiliate stockholder (“First November 2021 Investor”), to purchase three convertible notes (collectively as “First November 2021 Notes”) and three accompanying warrants (collectively as “First November 2021 Warrants”), for an aggregate investment amount of $1,000,000. The first note issued on November 1, 2021, had a principal balance of $334,000 and accompanying warrants to purchase up to 18,251,367 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $333,000 and accompanying warrants to purchase up to 18,196,722 shares of common stock. The third note issued on January 1, 2022, had a principal balance of $333,000 and accompanying warrants to purchase up to 18,196,722 shares of common stock. The Company received $1,000,000 in aggregate proceeds from the First November 2021 Notes. The First November 2021 Notes bore interest rate of 8% per annum and was to mature on November 1, 2026. The First November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The First November 2021 Warrants were initially valued at $990,048 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the First November 2021 Notes. The First November 2021 Notes and First November 2021 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The First November 2021 Notes and First November 2021 Warrants included a down-round provision under which the conversion price and exercise price were reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First November 2021 Notes and First November 2021 Warrants. On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the First November 2021 Investor. Upon the approval of the First November 2021 Investor, the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes. The Company issued additional warrants to purchase up to 218,579,234 shares of common stock to the First November 2021 Investor which increased the total relative fair value of all warrants in total by $34,620 recorded as debt discount which is being amortized over the life of the First November 2021 Notes (see Note 8 and 9). The modification of the First November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the First November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment; hence, it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses was recognized. As of September 30, 2022, the First November 2021 Notes had an outstanding principal of $1,000,000 and accrued interest of $20,164 and are included in the accompanying balance sheet at $140,093 as a long-term convertible note payable – related party, net of discount in the amount of $859,907 (see Note 8) as of September 30, 2022. On November 29, 2022, the First November 2021 Notes were exchanged for a new convertible debenture (see below).

On April 5, 2022, the Company entered into a Securities Purchase Agreement (“First April 2022 SPA”) with a related party, Matthew Schwartz, who is a member of the Board of Directors (“Investor”), to purchase a convertible note with a principal balance of $100,000 (“First April 2022 Note”) with accompanying warrants to purchase 4,201,681 shares of common stock (“First April 2022 Warrants”). The Company received net proceeds of $100,000 on March 24, 2022. The First April 2022 Warrants were valued at $89,815 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the First April 2022 Note. The First April 2022 Warrants are exercisable at any time and expire on April 1, 2027. The First April 2022 Note bore an interest rate of 8% per annum and was to mature on April 1, 2027. The First April 2022 Note and First April 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The First April 2022 Note and First April 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First April 2022 Note and First April 2022 Warrants. For so long as the First April 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the First April 2022 Warrants such that the First April 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercise, then the First April 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. As of September 30, 2022, the First April 2022 Note had an outstanding principal balance of $100,000 and accrued interest of $3,901 and is reflected in the accompanying balance sheet at $18,959 as a long-term convertible note payable – related party, net of discount in the amount of $81,041 (see Note 8) as of September 30, 2022. On November 29, 2022, the First April 2022 Note was exchanged for a new convertible debenture (see below).

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

On May 9, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 SPA”) with a related party, who is an affiliate stockholder (“May 2022 Investor”), to purchase four convertible notes for an aggregate investment amount of $1,000,000 (collectively, the “May 2022 Notes”) and accompanying warrants to purchase shares of common stock equal to 20% of the number of the total shares of common stock issuable upon the conversion of the May 2022 Notes (collectively, the “May 2022 Warrants”). The first note issued on May 9, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The second note issued on May 24, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The third note issued on June 10, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The fourth note issued on July 1, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The Company received $1,000,000 in aggregate proceeds from the May 2022 Notes. The May 2022 Notes bore an interest rate of 8% per annum and were to mature on April 1, 2027. The May 2022 Warrants are exercisable at any time and expire on April 1, 2027. The May 2022 Warrants were valued at $178,449 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the May 2022 Notes. The May 2022 Notes and May 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The May 2022 Notes and May 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the May 2022 Notes and May 2022 Warrants. For so long as the May 2022 Warrants remain outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in a Subsequent Offering, and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the May 2022 Warrants such that the May 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercise, then the May 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. As of September 30, 2022, the May 2022 Notes had an aggregate outstanding principal balance of $1,000,000 and accrued interest of $20,110 and are included in the accompanying balance sheet at $834,803 as a long-term convertible note payable – related party, net of discount in the amount of $165,197 (see Note 8) as of September 30, 2022. On November 29, 2022, the May 2022 Note was exchanged for a new convertible debenture (see below).

On June 15, 2022, the Company entered into a Securities Purchase Agreement (“June 2022 SPA”) with a related party, Danica Holley, who is a member of the Board of Directors (“Investor”), to purchase a convertible note with principal of $50,000 (“June 2022 Note”) with accompanying warrants to purchase 2,100,840 shares of common stock (“June 2022 Warrants”). The Company received net proceeds of $50,000 on June 15, 2022. The June 2022 Warrants were valued at $5,924 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the June 2022 Note. The June 2022 Warrants are exercisable at any time and expire on April 1, 2027. The June 2022 Note bore an interest rate of 8% per annum and was to mature on April 1, 2027. The June 2022 Note and June 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The June 2022 Note and June 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the June 2022 Note and June 2022 Warrants. For so long as the June 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in a Subsequent Offering, and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the June 2022 Warrants such that the June 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercise, then the June 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. As of September 30, 2022, the June 2022 Note had an outstanding principal balance of $50,000 and accrued interest of $1,173. The June 2022 Note is included in the accompanying balance sheet at $44,438 as a long-term convertible note payable – related party, net of discount in the amount of $5,562 (see Note 8) as of September 30, 2022. On November 29, 2022, the June 2022 Note was exchanged for a new convertible debenture (see below).

On July 29, 2022, the Company entered into a Demand Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal balance of $125,000, and on September 2, 2022, the Company entered into a second Demand Promissory Note Agreement with Jeffrey Busch for a principal balance of $150,000 (collectively referred to as the “Busch Notes”). The Busch Notes bore an annual interest rate of 8% and were payable on demand. The outstanding principal and accrued interest on the Busch Notes were contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, the Busch Notes had an outstanding principal balance of $275,000 and accrued interest of $2,683 and are included in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, the Busch Notes were exchanged for a new convertible debenture (see below).

On August 11, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $375,000. The note bore an annual interest rate of 8% and was payable on demand. The outstanding principal and accrued interest of the note was contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $375,000 and accrued interest of $4,110 and is included in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, this note was exchanged for a new convertible debenture (see below).

On September 2, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $350,000. The note bore an annual interest rate of 8% and was payable on demand. The outstanding principal and accrued interest of the note was contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $350,000 and accrued interest of $2,148 and is included in the accompanying balance sheet as a short-term convertible note payable – related party. On November 29, 2022, this note was exchanged for a new convertible debenture (see below).

On November 1, 2022, the Company entered into a Demand Promissory Note Agreements with two related parties, who are affiliate stockholders, for a principal balance of $120,000. The notes bore an annual interest rate of 8% and were payable on demand. The outstanding principal and accrued interest of the notes was contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. In December 2022, these short-term loans were repaid.

On November 29, 2022, in connection with the Securities Exchange Agreements and New Convertible Debt discussed below, the May 2021 Warrants, First November 2021 Warrants, First April 2022 Warrants, May 2022 Warrants, and June 2022 Warrants, aggregating 385,441,138 warrants, were amended to reduce the exercise price to $0.003 per share. Additionally, 63,897,764 warrants issued in connection with Series F preferred stock were amended to reduce the exercise price to $0.003 per share. In conjunction with the price reduction, the price protection feature for all these warrants was eliminated. All other terms of the warrants remained the same. As a result of the November 29, 2022 amendment to the exercise price, the Company calculated the difference between the warrants’ fair values on November 29, 2022, the date of the amendment, using the then current exercise price ranging from $0.00366 to $0.00476 and the new exercise price of $0.003 and determined that the difference was insignificant.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Securities Exchange Agreements and New Related Party Convertible Debentures and Warrants dated November 29, 2022

On November 29, 2022, the Company consummated the initial closing (the “Initial Closing”) of a private placement offering (the “Offering”) pursuant to the terms and conditions of that certain Securities Purchase Agreement, dated as of November 29, 2022 (the “Purchase Agreement”), by and among the Company, certain related party accredited investors (the “Related Party Purchasers”) and Cavalry Fund I Management LLC, a Delaware limited liability company, in its capacity as collateral agent (the “Collateral Agent”). At the Initial Closing, the Company sold the related party Purchasers (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “New Related Party Debentures”) in an aggregate principal amount of $550,000 and (ii) warrants (the “New Related Party Warrants”) to purchase up to 157,142,857 shares of common stock of the Company (the “Common Stock”), subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $412,092 in net proceeds at the Initial Offering from the Related Party Purchasers, net of the Original Issue Discount of $50,000, commissions of $58,200 and other offering costs of $29,708.

On November 29, 2022, the Company entered into Securities Exchange Agreements with the above related party investors, whereby the May 2021 Note, the First November 2021 Notes, the First April 2022 Note, the May 2022 Notes, the June 2022 Note, the Busch Notes, the August 11, 2022 Demand Promissory Note, and the September 2, 2022 Demand Promissory Note with an aggregate principal amount of $4,150,000 (the “Exchanged Related Party Notes”) and accrued interest payable of $120,750 were exchanged for New Related Party Debentures. Additionally, on November 29, 2022, in order to induce the related party investors to exchange the respective convertible notes into the Related Party Debentures, the aggregate principal amount of the Exchanged Related Party Notes and accrued interest payable was increased by 15% (and the August 11, 2022 and September 2, 2022 Demand Promissory Notes were issued with 10% OID), or $589,505, for New Related Party Debentures with an aggregate principal amount of $4,860,255.

On November 29, 2022, the Company entered into Securities Exchange Agreements with related party preferred stockholders, whereby related party holders of 1,000 shares of Series E preferred stock with a stated value of $2,000,000 and accrued dividends payable of $66,630, and related party holders of 500 shares of Series F preferred stock with a stated value of $1,000,000 and accrued dividends payable of $33,315 were exchanged for the New Related Party Debentures. Additionally, on November 29, 2022, in order to induce the related party preferred stockholders to exchange their respective preferred shares into the New Related Party Debentures, the aggregate stated value and accrued dividends payable were increased by 15%, or $464,992, for new Related Party Debentures with an aggregate principal amount of $3,564,937.

On April 11, 2023, the Company consummated a third closing (the “Third Closing”) of the Offering pursuant to the terms and conditions of that certain Purchase Agreement, dated as of November 29, 2022, by and among the Company and Jeffrey Busch (the “Third Closing Related Party Purchaser”). At the Third Closing, the Company sold the Purchaser (i) a New Debenture with a principal amount of $155,100 (the “April 2023 Related Party Debenture”) and (ii) Warrants to purchase up to 44,314,286 shares of Common Stock, subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $141,000 in net proceeds at the Third Offering, net of a 10% original issue discount of $14,100.

The November 29, 2022 New Related Party Debentures and April 2023 Related Party Debenture mature on November 29, 2023, subject to a three-month extension at the sole discretion of the Company. The New Related Party Debentures and April 2023 Related Party Debenture bear interest at 10% per annum payable upon conversion or maturity. The New Related Party Debentures and April 2023 Related Party Debenture are convertible into shares of the Company’s common stock at any time after the maturity date and prior to Mandatory Conversion (as defined below) at the conversion price equal to the lesser of: (i) $0.003 per share and (ii) 70% of the average of the VWAP (as defined in the Debentures) (or 50% of the average of such VWAP if an event of default has occurred and has not been cured) of the Common Stock during the ten Trading Day (as defined in the Debentures) period immediately prior to the applicable conversion date. The New Related Party Debentures are subject to mandatory conversion (“Mandatory Conversion”) in the event the Company closes a registered public offering of its Common Stock and receives gross proceeds of not less than $5,000,000, with such offering resulting in the listing for trading of the Common Stock on a national exchange (“Qualified Offering”). The conversion price per share of Common Stock in the case of a Mandatory Conversion shall be the lesser of (i) $0.003 per share and (ii) 70% of the offering price per share in the Qualified Offering (the “Qualified Offering Price”). Alternatively, upon a Mandatory Conversion, the holders of the Debentures may elect to exchange their Debentures for newly issued convertible preferred securities at a price per share equal to the Qualified Offering Price or the five-day VWAP of the Common Stock prior to the date that is 181 days after the closing of the Qualified Offering.

Notwithstanding the preceding, holders of New Related Party Debentures and April 2023 Related Party Debenture shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. The New Related Party Debentures and April 2023 Related Party Debenture also contain certain price protection provisions providing for adjustment of the number of shares of Common Stock issuable upon conversion of the Debentures in case of certain future dilutive events or stock-splits and dividends.

The Company’s obligations under the New Related Party Debentures and April 2023 Related Party Debenture are secured by a first priority lien on all the assets of the Company pursuant to that certain Security Agreement, dated November 29, 2022 (the “Security Agreement”) by and among the Company, the Debenture holders and the Collateral Agent.

The Purchase Agreement contains customary representations, warranties, and covenants of the Company, including, among other things and subject to certain exceptions, covenants that restrict the ability of the Company without the prior written consent of the Debenture holders, to incur additional indebtedness, and repay outstanding indebtedness, create or permit liens on assets, redeem its Common Stock, settle outstanding litigation, or enter into transactions with affiliates.

If the Company or any Subsidiary shall default on any of its obligations under any mortgage credit agreement or other facility indenture agreement, factoring agreement or other instrument under which there may be issued, or by which there may be secured or evidenced, any indebtedness for borrowed money or money due under any long term leasing or factoring arrangement that (a) involves an obligation greater than $250,000, whether such indebtedness now exists or shall hereafter be created, and (b) results in such indebtedness becoming or being declared due and payable prior to the date on which it would otherwise become due and payable, the New Related Party Debenture shall be deemed in default and the default provisions shall apply.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

In connection with the Securities Exchange Agreements with related parties for the exchange of the convertible notes and preferred shares for the New Related Party Debentures and for the April 2023 Related party Debenture discussed above, the Company issued an aggregate of 2,608,654,988 warrants. The New Related Party Warrants and April 2023 Related Party Warrant are exercisable for five years and six months from the earlier of the maturity date of the New Related Party Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the New Related Party Warrant and April 2023 Related Party Warrant, the price per share at which the Qualified Offering is made (“Qualified Offering Price”), or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the New Related Party Warrants and April 2023 Related Party Warrant within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%. The New Related Party Warrants and April 2023 Related Party Warrant contain certain price protection provisions providing for adjustment of the amount of securities issuable upon exercise of the New Related Party Warrants and April 2023 Related Party Warrant in case of certain future dilutive events or stock-splits and dividends.

As discussed above, on November 29, 2022, in order to induce the related party investors to exchange their respective convertible notes and preferred stock into the New Related Party Debentures, the aggregate principal amount and accrued interest payable of the exchanged convertible notes, and the stated value and accrued dividends of exchanged preferred stock was increased by 15% (the August 11, 2022 and September 2, 2022 Demand Promissory Notes were issued with 10% OID), or an aggregate amount of $1,046,167. This inducement fee was included in loss from debt extinguishment on the accompanying unaudited statement of operations during the nine months ended June 30, 2023. Additionally, the remaining debt discount on exchanged related party notes of $1,768,379 was written off and included in loss from debt extinguishment on the accompanying unaudited statement of operations during the nine months ended June 30, 2023.

Convertible Debt

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“Second November 2021 SPA”) with an investor (“Second November 2021 Investor”) to purchase two convertible notes (collectively as “Second November 2021 Notes”) and two accompanying warrants (collectively as “Second November 2021 Warrants”), for an aggregate investment amount of $500,000. The first note, issued on November 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The Company received $500,000 in aggregate proceeds from the Second November 2021 Notes. The Second November 2021 Notes bore an interest rate of 8% per annum and was to mature on November 1, 2026. The Second November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The Second November 2021 Warrants to purchase up to 27,322,406 shares of common stock were valued at $495,560 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the Second November 2021 Notes. The Second November 2021 Notes and Second November 2021 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Second November 2021 Notes and Second November 2021 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second November 2021 Notes and Second November 2021 Warrants. The conversion and exercise price of the Second November 2021 Notes and Second November 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. At the election of the Second November 2021 Investor, the Second November 2021 Notes were convertible in whole or in part at any time and from time to time. On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the Second November 2021 Investor. Upon the approval of the Second November 2021 Investor, the Company modified the terms of the Second November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Second November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Second November 2021 Notes. The Company issued additional warrants to purchase up to 109,289,616 shares of common stock to the Second November 2021 Investor which increased the total relative fair value of all warrants in total by $22,429. This was recorded as debt discount which is being amortized over the life of the Second November 2021 Notes (see Note 9). The modification of the Second November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the Second November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment; hence it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses were recognized. As of September 30, 2022, the Second November 2021 Notes had an outstanding principal balance of $500,000 and accrued interest of $34,520. The Second November 2021 Notes are included in the accompanying balance sheet at $69,417 as a long-term convertible note payable, net of discount in the amount of $430,583 as of September 30, 2022. On November 29, 2022, the Second November 2021 Notes were exchanged for a new convertible debenture (see below).

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“Third November 2021 SPA”) with an investor (“Third November 2021 Investor”) to purchase two convertible notes (collectively as “Third November 2021 Notes”) and two accompanying warrants (collectively as “Third November 2021 Warrants”), for an aggregate investment amount of $500,000. The first note issued on November 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The Company received $500,000 in aggregate proceeds from the Third November 2021 Notes. The Third November 2021 Notes bore an interest rate of 8% per annum and were to mature on November 1, 2026. The Third November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The Third November 2021 Warrants to purchase up to 27,322,406 shares of common stock were valued at $495,560 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the Third November 2021 Notes. The Third November 2021 Notes and Third November 2021 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Third November 2021 Notes and Third November 2021 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Third November 2021 Notes and Third November 2021 Warrants. The conversion and exercise price of the Third November 2021 Notes and Third November 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. At the election of the Third November 2021 Investor, the Third November 2021 Notes were convertible in whole or in part at any time and from time to time. On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the Third November 2021 Investor. Upon the approval of the Third November 2021 Investor, the Company modified the terms of the Third November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Third November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Third November 2021 Notes. The Company issued additional warrants to purchase up to 109,289,616 shares of common stock to the Third November 2021 Investor which increased the total relative fair value of all warrants in total by $22,429. This was recorded as debt discount which is being amortized over the life of the Third November 2021 Notes (see Note 9). The modification of the Third November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the Third November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment; hence it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses were recognized. As of September 30, 2022, the Third November 2021 Notes had an outstanding principal balance of $500,000 and accrued interest of $34,411 and are included in the accompanying balance sheet at $69,417 as a long-term convertible note payable, net of discount in the amount of $430,583 as of September 30, 2022. On November 29, 2022, the Third November 2021 Notes were exchanged for a new convertible debenture (see below).

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

On January 27, 2022, the Company entered into a Securities Purchase Agreement (“First January 2022 SPA”) with an investor (“First January 2022 Investor”) to purchase a convertible note with a principal balance of $500,000 (“First January 2022 Note”) with the Company receiving $500,000 in proceeds and accompanying warrants to purchase up to 136,612,022 shares of common stock (“First January 2022 Warrants”). The First January 2022 Note bore an interest rate of 8% per annum and was to mature on November 1, 2026. The First January 2022 Warrants are exercisable at any time and expire on November 1, 2026. The First January 2022 Warrants to purchase up to 136,612,022 shares of common stock were valued at $498,428 using the relative fair value method and were recorded as a debt discount which was being amortized over the life of the First January 2022 Note. The First January 2022 Note and First January 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The First January 2022 Note and First January 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First January 2022 Note and First January 2022 Warrants include. The conversion and exercise price of the First January 2022 Note and First January 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. At the election of the First January 2022 Investor, the First January 2022 Note was convertible in whole or in part at any time and from time to time. As of September 30, 2022, the First January 2022 Note had an outstanding principal balance of $500,000 and accrued interest of $26,959 and is included in the accompanying balance sheet at $72,081 as a long-term convertible note payable, net of discount in the amount of $427,919 as of September 30, 2022. On November 29, 2022, the First January 2022 Note was exchanged for a new convertible debenture (see below).

On January 31, 2022, the Company entered into a Securities Purchase Agreement (“Second January 2022 SPA”) with an investor (“Second January 2022 Investor”) to purchase a convertible note with principal balance of $500,000 (“Second January 2022 Note”) with the Company receiving $500,000 in proceeds and accompanying warrants to purchase up to 136,612,022 shares of common stock (“Second January 2022 Warrants”). The Second January 2022 Note bore an interest rate of 8% per annum and was to mature on November 1, 2026. The Second January 2022 Warrants are exercisable at any time and expire on November 1, 2026. The Second January 2022 Warrants to purchase up to 136,612,022 shares of common stock were valued at $498,428 using the relative fair value method and recorded as a debt discount which was being amortized over the life of the Second January 2022 Note. The Second January 2022 Note and Second January 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Second January 2022 Note and Second January 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second January 2022 Note and Second January 2022 Warrants. The conversion and exercise price of the Second January 2022 Note and Second January 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. At the election of the Second January 2022 Investor, the Second January 2022 Note was convertible in whole or in part at any time and from time to time. As of September 30, 2022, the Second January 2022 Note had an outstanding principal balance of $500,000 and accrued interest of $26,520 and is included in the accompanying balance sheet at $71,221 as a long-term convertible note payable, net of discount in the amount of $428,779. On November 29, 2022, the Second January 2022 Note was exchanged for a new convertible debenture (see below).

During April 2022, the Company entered into a Securities Purchase Agreement (“Second April 2022 SPA”) with various investors (“Investors”), to purchase convertible notes for an aggregate investment amount of $425,000 (collectively as “Second April 2022 Notes”) with the Company receiving $425,000 of proceeds and accompanying warrants to purchase up to an aggregate of 17,857,144 shares of common stock (collectively as “Second April 2022 Warrants”). The Second April 2022 Warrants were valued at $335,593 using the relative fair value method and were recorded as debt discount which was being amortized over the life of the Second April 2022 Notes. The Second April 2022 Notes bore an interest rate of 8% per annum and were to mature on April 1, 2027. The Second April 2022 Warrants are exercisable at any time and expire on April 1, 2027. The Second April 2022 Notes and Second April 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The Second April 2022 Notes and Second April 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second April 2022 Notes and Second April 2022 Warrants. The conversion and exercise price of the Second April 2022 Notes and Second April 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the Second April 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in a Subsequent Offering, and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the Second April 2022 Warrants such that the Second April 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercise, then the Second April 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. At the election of the Investors, the Second April 2022 Notes were convertible in whole or in part at any time and from time to time. As of September 30, 2022, the Second April 2022 Notes had an aggregate outstanding principal balance of $425,000 and accrued interest of $15,710 and are included in the accompanying balance sheet at $120,808 as a long-term convertible note payable, net of discount in the amount of $304,192 as of September 30, 2022. On November 29, 2022, the Second April 2022 Notes were exchanged for a new convertible debenture (see below).

On July 1, 2022, the Company entered into a Securities Purchase Agreement with an investor (“July 2022 Investor”), to purchase a convertible note for a principal amount of $50,000 (“July 2022 Note”) with the Company receiving $50,000 of proceeds and accompanying warrants to purchase 2,100,840 shares of common stock (“July 2022 Warrants”). The July 2022 Note bore an interest rate of 8% per annum and was to mature on April 1, 2027. The July 2022 Warrants are exercisable at any time and expire on April 1, 2027. The July 2022 Warrants were valued at $7,037 using the relative fair value method and were recorded as debt discount to be amortized over the life of the July 2022 Note. The July 2022 Note and July 2022 Warrants were convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The July 2022 Note and July 2022 Warrants included a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the July 2022 Note and July 2022 Warrants. The conversion and exercise price of the July 2022 Note and July 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the July 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in a Subsequent Offering, and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the July 2022 Warrants such that the July 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercise, then the July 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. As of September 30, 2022, the July 2022 Note had an outstanding principal balance of $50,000 and accrued interest of $953 and is included in the accompanying balance sheet at $43,337 as a long-term convertible note payable, net of discount in the amount of $6,663. On November 29, 2022, the July 2022 Note was exchanged for a new convertible debenture (see below).

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

On October 22, 2022, the Company issued a new convertible note for $200,000 to an existing investor for the settlement of claims (the “Settlement Note”). In connection with the issuance of the Settlement Note, the Company recorded a settlement expense of $200,000. On November 29, 2022, the Settlement Note was exchanged for a new convertible debenture (see below).

On November 29, 2022, in connection with the Securities Exchange Agreements and New Convertible Debentures discussed below, the Second November 2021 Warrants, Third November 2021 Warrants, January 2022 Warrants, Second January 2022 Warrants, Second April 2022 Warrants, and the July 2022 Warrants, aggregating 566,406,072 warrants, were amended to reduce the exercise price to $0.003 per share. Additionally, 16,393,443 warrants issued to a placement agent in January 2022 were amended to reduce the exercise price to $0.003 per share. In conjunction with the price reduction, the price protection feature for all these warrants was eliminated. All other terms of the warrants remained the same. As a result of the November 29, 2022 amendment to the exercise price, the Company calculated the difference between the warrants fair values on November 29, 2022, the date of the amendment, using the then current exercise price ranging from $0.00366 to $0.00476 and the new exercise price of $0.003 and determined that the difference was insignificant.

Securities Exchange Agreements and New Convertible Debentures and Warrants dated November 29, 2022

On November 29, 2022, the Company consummated the Initial Closing of the Offering pursuant to the terms and conditions of the Purchase Agreement, by and among the Company, certain accredited investors (the “Purchasers”) and Cavalry Fund I Management LLC, a Delaware limited liability company, in its capacity as collateral agent (the “Collateral Agent”). At the Initial Closing, the Company sold to the Purchasers (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “New Debentures”) in an aggregate principal amount of $2,805,000 and (ii) warrants (the “Warrants” and together with the New Debentures, the “Underlying Securities”) to purchase up to 801,428,569 shares of common stock of the Company (the “Common Stock”), subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $2,095,288 in net proceeds at the Initial Offering, net of the Original Issue Discount of $255,000, commissions of $296,800 and other offering costs of $157,912.

The Purchase Agreement contains customary representations, warranties, and covenants of the Company, including, among other things and subject to certain exceptions, covenants that restrict the ability of the Company without the prior written consent of the Debenture holders, to incur additional indebtedness, and repay outstanding indebtedness, create or permit liens on assets, redeem its Common Stock, settle outstanding litigation, or enter into transactions with affiliates.

On November 29, 2022, the Company entered into Securities Exchange Agreements with the above investors, whereby the Second November 2021 Notes, the Third November 2021 Notes, the First January 2022 Note, the Second January 2022 Note, the Second April 2022 Notes, the July 2022 Note, and the Settlement Note, with an aggregate principal amount of $2,675,000 (the “Exchanged Convertible Notes”) and accrued interest payable of $173,375 were exchanged for New Debentures. Additionally, on November 29, 2022, in order to induce the investors to exchange their respective convertible notes into the New Debentures, the aggregate principal amount and accrued interest payable was increased by 15%, or $427,256, for the New Debentures with an aggregate principal amount of $3,275,631.

On November 29, 2022, the Company entered into Securities Exchange Agreements with preferred stockholders, whereby holders of 902 shares of Series C-1 preferred stock with a stated value of $372,303, and holders of 3,037 shares of Series C-2 preferred stock with a stated value of $1,245,935 were exchanged for the New Debentures. Additionally, on November 29, 2022, in order to induce the preferred stockholders to exchange their respective preferred shares into the New Debentures, the aggregate stated value of the preferred shares was increased by 15%, or $242,736, for New Debentures with an aggregate principal amount of $1,860,974.

On January 27, 2023, the Company consummated the second closing (the “Second Closing”) of the Offering pursuant to the terms and conditions of that certain Purchase Agreement, dated as of November 29, 2022, by and among the Company, certain accredited investors (the “Second Closing Purchasers”) and Cavalry Fund I Management LLC, a Delaware limited liability company, in its capacity as Collateral Agent. At the Second Closing, the Company sold the Purchasers (i) New Debentures in an aggregate principal amount of $1,045,000 and (ii) Warrants to purchase up to 298,571,429 shares of Common Stock, subject to adjustments provided by the Warrants, which represents 100% warrant coverage. The Company received a total of $950,000 in gross proceeds at the Second Offering, net of a 10% original issue discount, before deducting offering expenses and commissions. Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Second Offering, and (ii) issue to Gunnar additional PA Warrants on the terms identical to the Warrants sold in the Second Offering in an amount equal to 10% of the New Debentures sold to Second Closing Purchasers. As a result of the foregoing, the Company paid Gunnar an aggregate commission of $95,000 in connection with the Second Closing. The Company also paid $7,500 in fees to Gunnar’s legal counsel.

The New Debentures mature on November 29, 2023, subject to a three-month extension at the sole discretion of the Company. The New Debentures bear interest at 10% per annum payable upon conversion or maturity. The Debentures are convertible into shares of Common Stock at any time after the maturity date and prior to Mandatory Conversion (as defined below) at the conversion price equal to the lesser of: (i) $0.003 per share and (ii) 70% of the average of the VWAP (as defined in the Debentures) (or 50% of the average of such VWAP if an event of default has occurred and has not been cured) of the Common Stock during the ten Trading Day (as defined in the New Debentures) period immediately prior to the applicable conversion date. The New Debentures are subject to Mandatory Conversion in the event the Company closes a Qualified Offering. The conversion price per share of Common Stock in the case of a Mandatory Conversion shall be the Qualified Offering Price. Alternatively, upon a Mandatory Conversion, the holders of the New Debentures may elect to exchange their Debentures for newly issued convertible preferred securities at a price per share equal to the Qualified Offering Price or the five-day VWAP of the Common Stock prior to the date that is 181 days after the closing of the Qualified Offering.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Notwithstanding the preceding, holders of New Debentures shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. The New Debentures also contain certain price protection provisions providing for adjustment of the number of shares of Common Stock issuable upon conversion of the New Debentures in case of certain future dilutive events or stock-splits and dividends.

The Purchase Agreement contains customary representations, warranties, and covenants of the Company, including, among other things and subject to certain exceptions, covenants that restrict the ability of the Company without the prior written consent of the Debenture holders, to incur additional indebtedness, and repay outstanding indebtedness, create or permit liens on assets, redeem its Common Stock, settle outstanding litigation, or enter into transactions with affiliates.

The Company’s obligations under the Purchase Agreement and the New Debentures are secured by a first priority lien on all the assets of the Company pursuant to that certain Security Agreement, dated November 29, 2022 (the “Security Agreement”) by and among the Company, the Purchasers and the Collateral Agent.

In connection with the issuance of the Underlying Securities discussed above, the Company determined that the terms of the Debentures and Warrants contain an embedded conversion option to be accounted for as derivative liabilities due to the holder having the potential to gain value upon conversion and provisions which includes events not within the control of the Company. In accordance with ASC 815-40 -Derivatives and Hedging - Contracts in an Entity’s Own Stock, the embedded conversion option contained in the Debentures and the Warrants shall be accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options will be determined using the Binomial Lattice valuation model. At the end of each period and on Debenture conversion date or repayment, the Company revalues the derivative liabilities resulting from the embedded option.

If the Company or any Subsidiary shall default on any of its obligations under any mortgage credit agreement or other facility indenture agreement, factoring agreement or other instrument under which there may be issued, or by which there may be secured or evidenced, any indebtedness for borrowed money or money due under any long term leasing or factoring arrangement that (a) involves an obligation greater than $250,000, whether such indebtedness now exists or shall hereafter be created, and (b) results in such indebtedness becoming or being declared due and payable prior to the date on which it would otherwise become due and payable, the New Debenture shall be deemed in default and the default provisions shall apply.

In connection with the Securities Exchange Agreements with investors for the exchange of the convertible notes and preferred shares for the New Debentures discussed above, the Company issued an aggregate of 2,567,601,521 warrants to investors. The Warrants are exercisable for five years and six months from the earlier of the maturity date of the New Debentures and the closing of the Qualified Financing, at an exercise price equal to (i) in the event that a Qualified Offering is consummated prior to the exercise of the Warrant, the Qualified Offering Price, or (ii) in the event that no Qualified Offering has been consummated, the lower of: (A) $0.003 per share and (B) an amount equal to 70% of the average of the VWAP (or 50% of the average of the VWAP if an event of default has occurred and has not been cured) for the Common Stock over the ten Trading Days preceding the date of the delivery of the applicable exercise notice. If there is no effective registration statement covering the resale of the shares underlying the Warrants within 180 days following the closing of the Qualified Offering: (i) exercise may be via cashless exercise, and (ii) 5% additional Warrants will be issued by the Company to the holders for any portion of each month without such effective registration statement, up to a maximum of 25%. The Warrants contain certain price protection provisions providing for adjustment of the number of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends.

As discussed above, on November 29, 2022, in order to induce the investors to exchange their respective convertible notes and preferred stock into the New Debentures, the aggregate principal amount and accrued interest payable of the exchanged convertible notes, and the stated value of exchanged preferred stock was increased by 15%, or an aggregate amount of $669,992. This inducement fee was included in loss from debt extinguishment on the accompanying unaudited statement of operations during the nine months ended June 30, 2023. Additionally, the remaining debt discount on Exchanged Convertible Notes of $1,949,909 was written off and included in loss from debt extinguishment on the accompanying unaudited statement of operations during the nine months ended June 30, 2023.

In connection with the Initial Closing of the private placement, the Company and Joseph Gunnar & Co. LLC, a U.S. registered broker-dealer (“Gunnar”), entered into a placement agency agreement (the “Placement Agency Agreement”), pursuant to which Gunnar agreed to act as the placement agent for the Offering (the “Placement Agent”). Pursuant to the terms of the Placement Agency Agreement, the Company agreed to (i) pay Gunnar a cash placement fee of 10% of the gross cash proceeds raised in the Offering, and (ii) issue to Gunnar warrants (the “PA Warrants”) on the terms identical to the Warrants sold in the Offering in an amount equal to 10% of the Underlying Securities sold to investors. As a result of the foregoing, in connection with the Initial Closing, the Company paid Gunnar an aggregate commission of $305,000. The Company also paid $50,000 in fees to Gunnar’s legal counsel and paid Gunnar a financial advisory fee of $50,000. In addition, Gunner received 124,489,795 warrants. Additionally, the Company issued 16,000,000 warrants to a consultant in connection with the private placement offering. Additionally, in connection with the Second Closing, the Company paid Gunnar an aggregate commission of $95,000, paid $7,500 in fees to Gunnar’s legal counsel, and Gunnar received 38,775,510 additional warrants.

Analysis of Exchange Agreements, Related Party Debenture, April 2023 Related Party Debenture, and New Debentures, and Related Warrants

In accordance with ASC 470-50, Debt Modifications and Extinguishments, the Company performed an assessment of whether the Exchange Agreement transactions with related parties and investors was deemed to be new debt, a modification of existing debt, or an extinguishment of existing debt. The Company evaluated the November 29, 2022 Exchange Agreements for debt modification and concluded that the debt exchanges qualified for debt extinguishment. The Company determined the transactions were considered a debt extinguishment because the change in debt, the inducement premiums (related parties and third parties) discussed previously totaling $1,724,489, and the issuance of new warrants was substantial. Upon extinguishment, the Company had an aggregate of $3,718,288 of unamortized initial debt discount recorded which was written off and included in loss on debt extinguishment on the accompanying unaudited statement of operations during the nine months ended June 30, 2023.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Derivative Liabilities Pursuant to Related Party Debentures and New Debentures and Related Warrants

Pursuant to the provisions of ASC 815-40 – Derivatives and Hedging – Contracts in an Entity’s Own Stock, the New Related Party Debentures, , the New Debenture, and the New Warrants issued in connection with the Exchange Agreements were analyzed and it was determined that the terms of the New Related Party Debentures, the April 2023 Related Party Debenture, the New Debentures and the related warrants contained terms that were considered derivatives due to the variable conversion of the Debentures and exercise price of the warrants, and other provisions which includes events not within the control of the Company. In accordance with ASC 815-40, the embedded conversion option contained in the debentures and the Warrants were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion options and warrants was determined using the Binomial Lattice valuation model. At the end of each period and on the date notes convert or are repaid, the Company revalues the derivative liabilities resulting from the embedded options and warrants.

In connection with the issuance of the New Related Party Debentures and the New Debentures, and related warrants, on November 29, 2022, the initial measurement date, the aggregate fair values of the embedded conversion option derivatives and warrant derivatives of $41,961,095 was recorded as derivative liabilities and was attributable to the following: 1) $21,986,653 of derivative liabilities was attributable to the New Related Party Debentures and related warrants which was allocated to debt discount up to the net principal amount of the New Related Party Debentures of $8,837,284, with the remainder of $13,149,369 charged to current period operations as initial derivative expense, and 2) $19,974,442 of derivative liabilities was attributable to the New Debentures and related warrants which was allocated to debt discount up to the net principal amount of the New Debentures of $7,231,894, with the remainder of $12,742,548 charged to current period operations as initial derivative expense. In connection with the issuance of the New Debentures and related warrants, on January 27, 2023, the initial measurement date of the Second Closing, the aggregate fair values of the embedded conversion option derivatives and warrant derivatives of $2,192,488 was recorded as derivative liabilities and was attributable to the following: 1) $2,192,488 of derivative liabilities was attributable to the New Debentures and related warrants which was allocated to debt discount up to the net principal amount of the New Debentures of $831,922, with the remainder of $1,360,566 charged to current period operations as initial derivative expense. In connection with the issuance of the April 2023 Related Party Debenture and related warrant, on April 22, 2023, the initial measurement date of this closing, the aggregate fair values of the embedded conversion option derivatives and warrant derivatives of $326,630 was recorded as derivative liabilities and was attributable to the following: 1) $141,000 of derivative liabilities was attributable to the April 2023 Related Party Debenture and related warrant which was allocated to debt discount up to the remaining net principal amount of the April 2023 Related Party Debenture of $141,000 (after original issue discount of $14,100), with the remainder of $185,630 charged to current period operations as initial derivative expense. At the end of the periods, the Company revalued the embedded conversion option derivative liabilities and warrant derivative liabilities and recorded derivative expense of $10,995,763. In connection with the revaluation and the initial derivative expense, the Company recorded an aggregate derivative gain (expense) of $11,482,036 and $(16,442,350) during the three and nine months ended June 30, 2023, respectively.

The Company uses the Binomial Valuation Model to determine the fair value of its conversion options and new stock warrants which requires the Company to make several key judgments including:

●	the value of the Company’s common stock;
●	the expected life of issued stock warrants;
●	the expected volatility of the Company’s stock price;
●	the expected dividend yield to be realized over the life of the stock warrants; and
●	the risk-free interest rate over the expected life of the stock warrants.

During the nine months ended June 30, 2023, the fair value of the embedded options and stock warrants were estimated at issuance using the Binomial Valuation Model with the following assumptions:

2023
Dividend rate	—%
Term (in years)	0.42 to 6.5 years
Volatility	172.14% to 396.53%
Risk—free interest rate	3.60% to 5.47%

The Company’s computation of the expected life of issued stock warrants was based on the simplified method as the Company does not have adequate exercise experience to determine the expected term. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

During the nine months ended June 30, 2023 and 2022, amortization of debt discounts related to the convertible notes payable and exchanged Debentures amounted to $10,651,615 and $501,432, respectively, which has been included in interest expense on the accompanying unaudited statements of operations.

Notes Payable - Related Parties

On June 30, 2023 and September 30, 2022, notes payable - related parties consisted of the following:

	June 30, 2023	September 30, 2022
Principal amount	$836,966	$350,000
Less: debt discount	(39,769)	-
Notes payable – related parties, net	797,197	350,000
Less: current portion of notes payable - related parties	(797,197)	(350,000)
Notes payable – related parties, net – long-term	$-	$-

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

On October 21, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal amount of $150,000. The Company received proceeds of $150,000. The note bore an annual interest rate of 1%, matured on December 1, 2021 and could have been prepaid in whole or in part without penalty. Pursuant to the note, the Company has a 90-day grace period following the maturity date after which the lender was permitted to charge a late payment fee equal to 1% of the outstanding principal balance and cost of collection, including legal fees. During the year ended September 30, 2022, the Company fully paid the outstanding balance on the note. As of September 30, 2022, the note had no outstanding balance (see Note 8).

On April 26, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal amount of $100,000. The Company received proceeds of $100,000. The note bears an annual interest rate of 1%, matures on April 1, 2022 and can be prepaid in whole or in part without penalty. Pursuant to the note, the Company has a 90-day grace period following the maturity date after which the lender was permitted to charge a late payment fee equal to 1% of the outstanding principal balance and cost of collection, including legal fees. On May 5, 2022, the Company and Jeffrey Busch (collectively as “Parties”) amended the April 26, 2021 note with principal amount of $100,000 (“Original Note”) pursuant to which the Parties increased the principal amount to $350,000 (“New Note”) with the Company receiving an additional $250,000 of proceeds and added a contingent conversion feature. The New Note bears an annual interest rate of 1% (which shall increase to 2% in the event of a default) and matures on May 5, 2024. The New Note may not be prepaid and is only convertible upon an occurrence of a public offering. The outstanding principal plus any unpaid accrued interest (“Conversion Amount”) of the New Note is convertible into shares of common stock at the price for which the common stock was sold in the public offering. Pursuant to ASC 470-50 - Debt Modifications and Exchanges, the amendment was accounted for as a debt extinguishment because the contingent conversion feature added to the New Note resulted in a substantial modification of the Original Note. No gain or loss was recognized in connection with the debt extinguishment. As of June 30, 2023, the New Note had an outstanding principal balance of $350,000, reflected as notes payable – related party in the accompanying unaudited balance sheet since the conditions for its contingent conversion has not yet been met, and accrued interest of $4,219 (see Note 8). As of June 30, 2023 and September 30, 2022, the New Note had an outstanding principal balance of $350,000, reflected as notes payable – related parties in the accompanying balance sheets since the conditions for its contingent conversion has not yet been met. As of June 30, 2023 and September 30, 2022, accrued interest amounted to $5,091 and $2,474, respectively (see Note 8).

On April 28, 2023, the Company entered into a Promissory Note Agreement with Douglas Mergenthaler who is a related party, for a principal amount of $110,000. The Company received proceeds of $100,000, net of original issue discount of $10,000.  The note bears an annual interest rate of 10%, matures on April 28, 2024 and can be prepaid in whole or in part without penalty. If the Company raises at least $1,000,000 in a securities offering subsequent to the date of this note (a “Subsequent Offering”), Mr. Mergenthaler shall have the right, but not the obligation, to convert all amounts outstanding under this loan into the same security offered in the Subsequent Offering at the price per security being paid by the investors in such offering. As of June 30, 2023, this Note had an outstanding principal balance of $110,000, reflected as notes payable – related parties in the accompanying balance sheets and accrued interest payable of $1,718 (see Note 8).

In May and June 2023, the Company entered into Promissory Note Agreements with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for an aggregate principal amount of $376,966. The Company received proceeds of $342,681, net of original issue discount of $34,285. The notes bear an annual interest rate of 10%, mature in May and June 2024 and can be prepaid in whole or in part without penalty . If the Company raises at least $1,000,000 in a securities offering subsequent to the date of this note (a “Subsequent Offering”), Mr. Busch shall have the right, but not the obligation, to convert all amounts outstanding under this loan into the same security offered in the Subsequent Offering at the price per security being paid by the investors in such offering. As of June 30, 2023, these Notes had an outstanding principal balance of $376,966, reflected as notes payable – related parties in the accompanying balance sheets and accrued interest payable of $3,126 (see Note 8).

During the nine months ended June 30, 2023, amortization of debt discount related to notes payable – related parties amounted to $4,516.

Note Payable

In September 2017, the Company entered into a note agreement with a third-party investor. Pursuant to the note, the Company borrowed a principal amount of $1,000. The note bears an annual interest rate of 33.3%, is unsecured and in default due to non-payment of the balance pursuant to the repayment terms. As of June 30, 2023, the note had principal and accrued interest balances of $1,000 and $1,937, respectively. As of September 30, 2022, the note had principal and accrued interest balances of $1,000 and $1,689, respectively.

NOTE 7 – DEBT

On September 30, 2022 and 2021, the convertible notes payable consisted of the following:

	September 30, 2022	September 30, 2021
Principal amount	$2,475,000	$—
Less: debt discount	(2,028,719)	—
Convertible notes payable, net	$446,281	$—

Principal amount – related parties	$4,150,000	$1,000,000
Less: debt discount – related parties	(1,844,186)	(935,019)
Convertible notes payable - related parties, net	2,305,814	64,981
Less: current portion	(1,000,000)	-
Convertible notes payable - related parties, net – long-term	$1,305,814	$64,981

Total convertible notes payable, net	$2,752,095	$64,981

Convertible Debt – Related Parties

On May 12, 2021, the Company entered into a Securities Purchase Agreement (“May 2021 SPA”) with a related party, who is an affiliate stockholder (“May 2021 Investor”) to purchase a convertible note (“May 2021 Note”) and accompanying 63,897,764 warrants (“May 2021 Warrants”) for an aggregate investment amount of $1,000,000 (see Note 10). The May 2021 Note has a principal value of $1,000,000 and bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the May 2021 Note)) and shall mature on May 12, 2026. The Company received the proceeds in three tranches with the first tranche of $333,334 received in May 2021, the second tranche of $333,333 received in June 2021 and the third tranche of $333,333 received in July 2021. The May 2021 Note is convertible at any time into shares of the Company’s common stock at a conversion price equal to $0.00313 per share for any amount of principal and accrued interest remaining outstanding (subject to adjustment). The Company may prepay the May 2021 Note at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. In connection with the Company’s obligations under the May 2021 Note, the Company entered into a security agreement (“May 2021 Security Agreement”) with the May 2021 Investor as the agent pursuant to which the Company granted a lien on the laboratory equipment of the Company (“Collateral”), for the benefit of the May 2021 Investor, to secure the Company’s obligations under the May 2021 Note. Upon an Event of Default (as defined in the May 2021 Note), the May 2021 Investor may, among other things, collect or take possession of the Collateral, proceed with the foreclosure of the security interest in the Collateral or sell, lease or dispose of the Collateral. The May 2021 Note and May 2021 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the May 2021 Note and May 2021 Warrants. The conversion and exercise price of the May 2021 Note and May 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. During the year ended September 30, 2021, the Company paid $19,142 of accrued interest. As of September 30, 2021, the May 2021 Note had an outstanding principal balance of $1,000,000 and accrued interest of $6,575. It is reflected in the accompanying balance sheet at $64,981, as a long-term convertible note payable – related party, net of discount. As of September 30, 2022, the May 2021 Note had an outstanding principal balance of $1,000,000 and accrued interest of $20,164. It is included in the accompanying balance sheet at $267,521 as a long-term convertible note payable – related party, net of discount in the amount of $732,479 (see Note 9).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

The May 2021 Warrants have an exercise price of $0.00313 per share (subject to adjustment) until May 12, 2026 and is exercisable for cash at any time. The May 2021 Warrants were valued at $984,200 using the relative fair value method which was recorded as a debt discount which is being amortized over the life of the May 2021 Note. In addition, the May 2021 Note had a beneficial conversion feature (“BCF”) in the amount of $15,800 which was recorded as a debt discount which is being amortized over the life of the May 2021 Note. The debt discount totaled $1,000,000 which is being amortized over the life of the May 2021 Notes.

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“First November 2021 SPA”) with a related party, who is an affiliate stockholder (“First November 2021 Investor”), to purchase three convertible notes (collectively as “First November 2021 Notes”) and three accompanying warrants (collectively as “First November 2021 Warrants”), for an aggregate investment amount of $1,000,000. The first note issued on November 1, 2021, had a principal balance of $334,000 and accompanying warrants to purchase up to 18,251,367 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $333,000 and accompanying warrants to purchase up to 18,196,722 shares of common stock. The third note issued on January 1, 2022, had a principal balance of $333,000 and accompanying warrants to purchase up to 18,196,722 shares of common stock. The Company received $1,000,000 in aggregate proceeds from the First November 2021 Notes. The First November 2021 Notes bear an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the First November 2021 Notes) and mature on November 1, 2026. The First November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The First November 2021 Warrants were initially valued at $990,048 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the First November 2021 Notes. The First November 2021 Notes and First November 2021 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The First November 2021 Notes and First November 2021 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First November 2021 Notes and First November 2021 Warrants. The conversion and exercise price of the First November 2021 Notes and First November 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. The Company may prepay the First November 2021 Notes at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the First November 2021 Investor, the First November 2021 Notes can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the First November 2021 Notes in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the First November 2021 Notes), the Conversion Amount shall automatically be converted into fully-paid and non-assessable shares of common stock. On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the First November 2021 Investor. Upon the approval of the First November 2021 Investor, the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes. The Company issued additional warrants to purchase up to 218,579,234 shares of common stock to the First November 2021 Investor which increased the total relative fair value of all warrants in total by $34,620 recorded as debt discount which is being amortized over the life of the First November 2021 Notes (see Note 9 and 10). The modification of the First November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the First November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment hence it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses was recognized. As of September 30, 2022, the First November 2021 Notes had an outstanding principal of $1,000,000 and accrued interest of $20,164. The First November 2021 Notes are included in the accompanying balance sheet at $140,093 as a long-term convertible note payable – related party, net of discount in the amount of $859,907 (see Note 9) as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On April 5, 2022, the Company entered into a Securities Purchase Agreement (“First April 2022 SPA”) with a related party, Matthew Schwartz, who is a member of the board of directors (“Investor”), to purchase a convertible note with principal of $100,000 (“First April 2022 Note”) with accompanying warrants to purchase 4,201,681 shares of common stock (“First April 2022 Warrants”). The Company received net proceeds of $100,000 on March 24, 2022. The First April 2022 Warrants were valued at $89,815 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the First April 2022 Note. The First April 2022 Warrants are exercisable at any time and expire on April 1, 2027. The First April 2022 Note bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the First April 2022 Note)) and matures on April 1, 2027. The First April 2022 Note and First April 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The First April 2022 Note and First April 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First April 2022 Note and First April 2022 Warrants. The conversion and exercise price of the First April 2022 Note and First April 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the First April 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the First April 2022 Warrants such that the First April 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercises, then the First April 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. The Company may prepay the First April 2022 Note at any time at an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Investor, the First April 2022 Note can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the First April 2022 Note in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange, the conversion amount (as defined in the First April 2022 Note) shall automatically be converted into fully-paid and non-assessable shares of common stock. As of September 30, 2022, the First April 2022 Note had an outstanding principal balance of $100,000 and accrued interest of $3,901. The First April 2022 Note is reflected in the accompanying balance sheet at $18,959 as a long-term convertible note payable – related party, net of discount in the amount of $81,041 (see Note 9) as of September 30, 2022.

On May 9, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 SPA”) with a related party, who is an affiliate stockholder (“May 2022 Investor”), to purchase four convertible notes for an aggregate investment amount of $1,000,000 (collectively as “May 2022 Notes”) and accompanying warrants to purchase shares of common stock equal to 20% of the number of the total shares of common stock issuable upon the conversion of the May 2022 Notes (collectively as “May 2022 Warrants”). The first note issued on May 9, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The second note issued on May 24, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The third note issued on June 10, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The fourth note issued on July 1, 2022, had a principal balance of $250,000 and accompanying warrants to purchase up to 10,504,202 shares of common stock. The Company received $1,000,000 in aggregate proceeds from the May 2022 Notes. The May 2022 Notes bear an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the May 2022 Notes)) and mature on April 1, 2027. The May 2022 Warrants are exercisable at any time and expire on April 1, 2027. The May 2022 Warrants were valued at $178,449 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the May 2022 Notes. The May 2022 Notes and May 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The May 2022 Notes and May 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the May 2022 Notes and May 2022 Warrants. The conversion and exercise price of the May 2022 Notes and May 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the May 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the May 2022 Warrants such that the May 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercises, then the May 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. The Company may prepay the May 2022 Notes at any time at an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the May 2022 Investor, the May 2022 Notes can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the May 2022 Notes in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange, the conversion amount (as defined in the May 2022 Notes) shall automatically be converted into fully-paid and non-assessable shares of common stock. As of September 30, 2022, the May 2022 Notes had an aggregate outstanding principal balance of $1,000,000 and accrued interest of $20,110. The May 2022 Notes are included in the accompanying balance sheet at $834,803 as a long-term convertible note payable – related party, net of discount in the amount of $165,197 (see Note 9) as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On June 15, 2022, the Company entered into a Securities Purchase Agreement (“June 2022 SPA”) with a related party, Danica Holley, who is a member of the board of directors (“Investor”), to purchase a convertible note with principal of $50,000 (“June 2022 Note”) with accompanying warrants to purchase 2,100,840 shares of common stock (“June 2022 Warrants”). The Company received net proceeds of $50,000 on June 15, 2022. The June 2022 Warrants were valued at $5,924 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the June 2022 Note. The June 2022 Warrants are exercisable at any time and expire on April 1, 2027. The June 2022 Note bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the June 2022 Note)) and matures on April 1, 2027. The June 2022 Note and June 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The June 2022 Note and June 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the June 2022 Note and June 2022 Warrants. The conversion and exercise price of the June 2022 Note and June 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the June 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the June 2022 Warrants such that the June 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercises, then the June 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. The Company may prepay the June 2022 Note at any time at an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Investor, the June 2022 Note can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the June 2022 Note in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange, the conversion amount (as defined in the June 2022 Note) shall automatically be converted into fully-paid and non-assessable shares of common stock. As of September 30, 2022, the June 2022 Note had an outstanding principal balance of $50,000 and accrued interest of $1,173. The June 2022 Note are included in the accompanying balance sheet at $44,438 as a long-term convertible note payable – related party, net of discount in the amount of $5,562 (see Note 9) as of September 30, 2022.

On July 29, 2022, the Company entered into a Demand Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal balance of $125,000, and on September 2, 2022, the Company entered into a second Demand Promissory Note Agreement with Jeffrey Busch for a principal balance of $150,000 (collectively referred to as called the “Busch Notes”). The Busch Notes bear an annual interest rate of 8% and are payable on demand. The outstanding principal and accrued interest on the Busch Notes is contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, the Busch Notes had an outstanding principal balance of $275,000 and accrued interest of $2,683 and are included in the accompanying balance sheet as a short-term convertible note payable – related party.

On August 11, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $375,000. The note bears an annual interest rate of 8% and is payable on demand. The outstanding principal and accrued interest of the note is contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $375,000 and accrued interest of $4,110 and is included in the accompanying balance sheet as a short-term convertible note payable – related party.

On September 2, 2022, the Company entered into a Demand Promissory Note Agreement with a related party, who is an affiliate stockholder, for a principal balance of $350,000. The note bears an annual interest rate of 8% and is payable on demand. The outstanding principal and accrued interest of the note is contingently convertible, in full, at the option of the lender, into the same security issued by the Company in its next private placement of equity or equity backed securities at any time after the inception date. As of September 30, 2022, this note had an outstanding principal balance of $350,000 and accrued interest of $2,148 and is included in the accompanying balance sheet as a short-term convertible note payable – related party.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

Convertible Debt

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“Second November 2021 SPA”) with an investor (“Second November 2021 Investor”) to purchase two convertible notes (collectively as “Second November 2021 Notes”) and two accompanying warrants (collectively as “Second November 2021 Warrants”), for an aggregate investment amount of $500,000. The first note, issued on November 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The Company received $500,000 in aggregate proceeds from the Second November 2021 Notes. The Second November 2021 Notes bear an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the Second November 2021 Notes)) and mature on November 1, 2026. The Second November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The Second November 2021 Warrants to purchase up to 27,322,406 shares of common stock were valued at $495,560 using the relative fair value method and were recorded as a debt discount which is being amortized over the life of the Second November 2021 Notes. The Second November 2021 Notes and Second November 2021 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Second November 2021 Notes and Second November 2021 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second November 2021 Notes and Second November 2021 Warrants. The conversion and exercise price of the Second November 2021 Notes and Second November 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. The Company may prepay the Second November 2021 Notes at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Second November 2021 Investor, the Second November 2021 Notes can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the Second November 2021 Notes in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the Second November 2021 Notes), the conversion amount shall automatically be converted into fully-paid and non-assessable shares of common stock. The Company shall not effect the conversion of any of the Second November 2021 Notes held by the Second November 2021 Investor, and the Second November 2021 Investor shall not have the right to convert any of the Second November 2021 Notes and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by written notice from the Second November 2021 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice). On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the Second November 2021 Investor. Upon the approval of the Second November 2021 Investor, the Company modified the terms of the Second November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Second November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Second November 2021 Notes. The Company issued additional warrants to purchase up to 109,289,616 shares of common stock to the Second November 2021 Investor which increased the total relative fair value of all warrants in total by $22,429 recorded as debt discount which is being amortized over the life of the Second November 2021 Notes (see Note 10). The modification of the Second November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the Second November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment hence it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses was recognized. As of September 30, 2022, the Second November 2021 Notes had an outstanding principal balance of $500,000 and accrued interest of $34,520. The Second November 2021 Notes are included in the accompanying balance sheet at $69,417 as a long-term convertible note payable, net of discount in the amount of $430,583 as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On November 1, 2021, the Company entered into a Securities Purchase Agreement (“Third November 2021 SPA”) with an investor (“Third November 2021 Investor”) to purchase two convertible notes (collectively as “Third November 2021 Notes”) and two accompanying warrants (collectively as “Third November 2021 Warrants”), for an aggregate investment amount of $500,000. The first note issued on November 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The second note issued on December 1, 2021, had a principal balance of $250,000 and accompanying warrants to purchase up to 13,661,203 shares of common stock. The Company received $500,000 in aggregate proceeds from the Third November 2021 Notes. The Third November 2021 Notes bear an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the Third November 2021 Notes)) and mature on November 1, 2026. The Third November 2021 Warrants are exercisable at any time and expire on November 1, 2026. The Third November 2021 Warrants to purchase up to 27,322,406 shares of common stock were valued at $495,560 using the relative fair value method and were recorded as a debt discount which is being amortized over the life of the Third November 2021 Notes. The Third November 2021 Notes and Third November 2021 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Third November 2021 Notes and Third November 2021 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Third November 2021 Notes and Third November 2021 Warrants. The conversion and exercise price of the Third November 2021 Notes and Third November 2021 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. The Company may prepay the Third November 2021 Notes at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Third November 2021 Investor, the Third November 2021 Notes can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the Third November 2021 Notes in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the Third November 2021 Notes), the Conversion Amount shall automatically be converted into fully paid and non-assessable shares of common stock. The Company shall not effect the conversion of any of the Third November 2021 Notes held by the Third November 2021 Investor, and the Third November 2021 Investor shall not have the right to convert any of the Third November 2021 Notes and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by written notice from the Third November 2021 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice). On January 26, 2022, a notice and request for consent regarding a change in offering terms was sent by the Company to the Third November 2021 Investor. Upon the approval of the Third November 2021 Investor, the Company modified the terms of the Third November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the Third November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the Third November 2021 Notes. The Company issued additional warrants to purchase up to 109,289,616 shares of common stock to the Third November 2021 Investor which increased the total relative fair value of all warrants in total by $22,429 recorded as debt discount which is being amortized over the life of the Third November 2021 Notes (see Note 10). The modification of the Third November 2021 SPA did not meet the requirements of a debt extinguishment under ASC 470-50 - Debt Modifications and Exchanges; however it represented a substantial modification whereby the Third November 2021 Investor received a substantial amount of additional warrants for the same principal amount of investment, hence it was accounted for, in substance, as a debt modification ASC 470-50 and no gain or losses was recognized. As of September 30, 2022, the Third November 2021 Notes had an outstanding principal balance of $500,000 and accrued interest of $34,411. The Third November 2021 Notes are included in the accompanying balance sheet at $69,417 as a long-term convertible note payable, net of discount in the amount of $430,583 as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On January 27, 2022, the Company entered into a Securities Purchase Agreement (“First January 2022 SPA”) with an investor (“First January 2022 Investor”) to purchase a convertible note with a principal balance of $500,000 (“First January 2022 Note”) with the Company receiving $500,000 in proceeds and accompanying warrants to purchase up to 136,612,022 shares of common stock (“First January 2022 Warrants”). The First January 2022 Note bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the First January 2022 Note)) and mature on November 1, 2026. The First January 2022 Warrants are exercisable at any time and expire on November 1, 2026. The First January 2022 Warrants to purchase up to 136,612,022 shares of common stock were valued at $498,428 using the relative fair value method and were recorded as a debt discount which is being amortized over the life of the First January 2022 Note. The First January 2022 Note and First January 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The First January 2022 Note and First January 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the First January 2022 Note and First January 2022 Warrants include. The conversion and exercise price of the First January 2022 Note and First January 2022 Warrants include are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. The Company may prepay the First January 2022 Note at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the First January 2022 Investor, the First January 2022 Note can be converted in whole or in part at any time and from time to time). Further, upon maturity the Company may pay the outstanding balance of the First January 2022 Note in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the First January 2022 Note), the conversion amount shall automatically be converted into fully-paid and non-assessable shares of common stock. The Company shall not effect any conversion of the First January 2022 Note and the First January 2022 Investor shall not have the right to convert any amount of the First January 2022 Note and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by such First January 2022 Investor by written notice from the First January 2022 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice. As of September 30, 2022, the First January 2022 Note had an outstanding principal balance of $500,000 and accrued interest of $26,959. The First January 2022 Note is included in the accompanying balance sheet at $72,081 as a long-term convertible note payable, net of discount in the amount of $427,919 as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On January 31, 2022, the Company entered into a Securities Purchase Agreement (“Second January 2022 SPA”) with an investor (“Second January 2022 Investor”) to purchase a convertible note with principal balance of $500,000 (“Second January 2022 Note”) with the Company receiving $500,000 in proceeds and accompanying warrants to purchase up to 136,612,022 shares of common stock (“Second January 2022 Warrants”). The Second January 2022 Note bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the Second January 2022 Note)) and mature on November 1, 2026. The Second January 2022 Warrants are exercisable at any time and expire on November 1, 2026. The Second January 2022 Warrants to purchase up to 136,612,022 shares of common stock were valued at $498,428 using the relative fair value method and recorded as a debt discount which is being amortized over the life of the Second January 2022 Note. The Second January 2022 Note and Second January 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00366 per share (subject to adjustment). The Second January 2022 Note and Second January 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second January 2022 Note and Second January 2022 Warrants. The conversion and exercise price of the Second January 2022 Note and Second January 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. The Company may prepay the Second January 2022 Note at any time in an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Second January 2022 Investor, the Second January 2022 Note can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the Second January 2022 Note in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the Second January 2022 Note), the conversion amount shall automatically be converted into fully-paid and non-assessable shares of common stock. The Company shall not effect the conversion of any of the Second January 2022 Note held by the Second January 2022 Investor, and the Second January 2022 Investor shall not have the right to convert any of the Second January 2022 Note and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, such restricted holder would beneficially own in excess of 4.99% of the shares of common stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.9% by such Second January 2022 Investor by written notice from the Second January 2022 Investor to the Company, which notice shall be effective 61 calendar days after the date of such notice. As of September 30, 2022, the Second January 2022 Note had an outstanding principal balance of $500,000 and accrued interest of $26,520. The Second January 2022 Note is included in the accompanying balance sheet at $71,221 as a long-term convertible note payable, net of discount in the amount of $428,779 as of September 30, 2022.

During April 2022, the Company entered into a Securities Purchase Agreement (“Second April 2022 SPA”) with various investors (“Investors”), to purchase convertible notes for an aggregate investment amount of $425,000 (collectively as “Second April 2022 Notes”) with the Company receiving $425,000 of proceeds and accompanying warrants to purchase up to an aggregate of 17,857,144 shares of common stock (collectively as “Second April 2022 Warrants”). The Second April 2022 Warrants were valued at $335,593 using the relative fair value method and were recorded as debt discount which is being amortized over the life of the Second April 2022 Notes. The Second April 2022 Notes bear an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the Second April 2022 Notes)) and matures on April 1, 2027. The Second April 2022 Warrants are exercisable at any time and expire on April 1, 2027. The Second April 2022 Notes and Second April 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The Second April 2022 Notes and Second April 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the Second April 2022 Notes and Second April 2022 Warrants. The conversion and exercise price of the Second April 2022 Notes and Second April 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the Second April 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the Second April 2022 Warrants such that the Second April 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercises, then the Second April 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. The Company may prepay the Second April 2022 Notes at any time at an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the Investors, the Second April 2022 Notes can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the Second April 2022 Notes in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange, the conversion amount (as defined in the Second April 2022 Notes) shall automatically be converted into fully-paid and non-assessable shares of common stock. As of September 30, 2022, the Second April 2022 Notes had an aggregate outstanding principal balance of $425,000 and accrued interest of $15,710. The Second April 2022 Notes are included in the accompanying balance sheet at $120,808 as a long-term convertible note payable, net of discount in the amount of $304,192 as of September 30, 2022.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On July 1, 2022, the Company entered into a Securities Purchase Agreement with an investor (“July 2022 Investor”), to purchase a convertible note for a principal amount of $50,000 (“July 2022 Note”) with the Company receiving $50,000 of proceeds and accompanying warrants to purchase 2,100,840 shares of common stock (“July 2022 Warrants”). The July 2022 Note bears an interest rate of 8% per annum (which shall increase to 10% per year upon the occurrence of an “Event of Default” (as defined in the July 2022 Note)) and matures on April 1, 2027. The July 2022 Warrants are exercisable at any time and expire on April 1, 2027. The July 2022 Warrants were valued at $7,037 using the relative fair value method and shall be recorded as debt discount to be amortized over the life of the July 2022 Note. The July 2022 Note and July 2022 Warrants are convertible and exercisable, respectively, into shares of the Company’s common stock at a price equal to $0.00476 per share (subject to adjustment). The July 2022 Note and July 2022 Warrants include a down-round provision under which the conversion price and exercise price are reduced if the Company sells or issues any securities including options, convertible securities, with the exception of exempt issuance (as defined in the agreements), or amended outstanding securities, at a lower conversion or exercise price than that of the July 2022 Note and July 2022 Warrants. The conversion and exercise price of the July 2022 Note and July 2022 Warrants are reduced equal to the lower conversion and exercise price of the new issuance or amended securities. For so long as the July 2022 Warrants remains outstanding and until the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the agreement); (i) if the Company issues warrants to investors in an offering of common stock or of any equity linked security (each a “Subsequent Offering”), and such warrants equal more than 20% warrant coverage, then a number of additional shares will be added to the July 2022 Warrants such that the July 2022 Warrants shall equal the same percentage of the warrant coverage offered to the investors in the Subsequent Offering and; (ii) if the Company issues warrants in a Subsequent Offering which may be exercised by means of a cashless exercises, then the July 2022 Warrants shall be exercisable by the same cashless exercise feature of the warrants issued in the Subsequent Offering. The Company may prepay the July 2022 Note at any time at an amount equal to 110% of the outstanding principal balance and accrued interest. At the election of the July 2022 Investor, the July 2022 Note can be converted in whole or in part at any time and from time to time. Further, upon maturity the Company may pay the outstanding balance of the July 2022 Note in cash or convert it into shares of common stock. Upon the listing by the Company or the trading of the common stock on a Qualified National Exchange (as defined in the July 2022 Note), the conversion amount shall automatically be converted into fully-paid and non-assessable shares of common stock. As of September 30, 2022, the July 2022 Note had an outstanding principal balance of $50,000 and accrued interest of $953. The July 2022 Note is included in the accompanying balance sheet at $43,337 as a long-term convertible note payable, net of discount in the amount of $6,663 as of September 30, 2022.

Notes Payable - Related Party

On April 26, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal amount of $100,000. The Company received proceeds of $100,000. The note bears an annual interest rate of 1%, matures on April 1, 2022 and can be prepaid in whole or in part without penalty. Pursuant to the note, the Company has a 90-day grace period following the maturity date after which the lender shall charge a late payment fee equal to 1% of the outstanding principal balance and cost of collection, including legal fees. As of September 30, 2021, the note had an outstanding principal balance of $100,000 and accrued interest of $428 (see Note 9 and see amendment below).

On October 21, 2021, the Company entered into a Promissory Note Agreement with Jeffrey Busch who serves as a member of the Board of Directors and a related party, for a principal amount of $150,000. The Company received proceeds of $150,000. The note bore an annual interest rate of 1%, matured on December 1, 2021 and could have been prepaid in whole or in part without penalty. Pursuant to the note, the Company has a 90-day grace period following the maturity date after which the lender was permitted to charge a late payment fee equal to 1% of the outstanding principal balance and cost of collection, including legal fees. During the year ended September 30, 2022, the Company fully paid the outstanding balance on the note. As of September 30, 2022, the note had no outstanding balance (see Note 9).

On May 5, 2022, the Company and Jeffrey Busch (collectively as “Parties”) amended the April 26, 2021 note (discussed above) with principal amount of $100,000 (discussed above) (“Original Note”) pursuant to which the Parties increased the principal amount to $350,000 (“New Note”) with the Company receiving additional $250,000 of proceeds and added a contingent conversion feature. The New Note bears an annual interest rate of 1% (which shall increase to 2% in an event of a default) and matures on May 5, 2024. The New Note may not be prepaid and is only convertible upon an occurrence of a public offering. The outstanding principal plus any unpaid accrued interest (“Conversion Amount”) of the New Note is convertible into shares of common stock at the price for which the common stock was sold in the public offering. Pursuant to ASC 470-50 - Debt Modifications and Exchanges, the amendment was accounted for as a debt extinguishment because the contingent conversion feature added to the New Note resulted in a substantial modification of the Original Note. No gain or loss was recognized in connection with the debt extinguishment. As of September 30, 2022, the New Note had an outstanding principal balance of $350,000, reflected as notes payable – related party in the accompanying balance sheet since the conditions for its contingent conversion has not yet been met, and accrued interest of $2,474 (see Note 9).

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

Note Payable

In September 2017, the Company entered into a note agreement with a third-party investor. Pursuant to the note, the Company borrowed a principal amount of $1,000. The note bears an annual interest rate of 33.3%, is unsecured and in default due to non-payment of the balance pursuant to the repayment terms. As of September 30, 2022, the note had principal and accrued interest balances of $1,000 and $1,689, respectively.

During the years ended September 30, 2022 and 2021, amortization of debt discount on debt amounted to $738,521 and $64,981, respectively, which is included in interest expense on the accompanying statements of operations.